Restricted Net Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Restricted Net Assets [Abstract]
Restricted Assets Disclosure
27.	Restricted Net Assets
The Group’s ability to pay dividends is primarily dependent on the Group receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s subsidiaries, consolidated VIEs and VIEs’ subsidiaries incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Group’s subsidiaries.
In accordance with the PRC Regulations on Enterprises with Foreign Investment, a foreign invested enterprise established in the PRC is required to provide certain statutory reserve funds, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profits as reported in the enterprise’s PRC statutory financial statements. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax
profits to the general reserve fund until such reserve fund has reached 50% of its registered capital based on the enterprise’s PRC statutory financial statements. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserved funds can only be used for specific purposes and are not distributable as cash dividends.
Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide statutory surplus fund at least 10% of its annual after-tax
profits until such statutory surplus fund has reached 50% of its registered capital based on the enterprise’s PRC statutory financial statements. A domestic enterprise is also required to provide discretionary surplus fund, at the discretion of the board of directors, from the net profits reported in the enterprise’s PRC statutory financial statements. The aforementioned reserve funds can only be used for specific purposes and are not distributable as cash dividends.
As a result of these PRC laws and regulations that require annual appropriations of 10% of net after-tax
profits to be set aside prior to payment of dividends as general reserve fund or statutory surplus fund, the Group’s PRC subsidiaries, consolidated VIEs and VIEs’ subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.
Amounts restricted include
paid-in
capital and statutory reserve funds, less accumulate deficit if as determined pursuant to PRC GAAP, totaling approximately RMB27,751,253 and RMB28,302,117 as of December 31, 2020 and March 31, 2021, respectively; therefore in accordance with Rules
4-08
(e) (3) of Regulation
S-X,
the condensed parent company only financial statements as of December 31, 2020 and March 31, 2021 and for the three months ended March 31, 2020 and 2021 are disclosed in Note 28.

27. Restricted Net Assets
The Group’s ability to pay dividends is primarily dependent on the Group receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s subsidiaries, consolidated VIEs and VIEs’ subsidiaries incorporated in PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Group’s subsidiaries.
In accordance with the PRC Regulations on Enterprises with Foreign Investment, a foreign invested enterprise established in the PRC is required to provide certain statutory reserve funds, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profits as reported in the enterprise’s PRC statutory financial statements. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax
profits to the general reserve fund until such reserve fund has reached 50% of its registered capital based on the enterprise’s PRC statutory financial statements. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserved funds can only be used for specific purposes and are not distributable as cash dividends.
Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide statutory surplus fund at least 10% of its annual after-tax
profits until such statutory surplus fund has reached 50% of its registered capital based on the enterprise’s PRC statutory financial statements. A domestic enterprise is also required to provide discretionary surplus fund, at the discretion of the board of directors, from the net profits reported in the enterprise’s PRC statutory financial statements. The aforementioned reserve funds can only be used for specific purposes and are not distributable as cash dividends.
As a result of these PRC laws and regulations that require annual appropriations of 10% of net after-tax
profits to be set aside prior to payment of dividends as general reserve fund or statutory surplus fund, the Group’s PRC subsidiaries, consolidated VIEs and VIEs’ subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.
Amounts restricted include
paid-in
capital and statutory reserve funds, less accumulate deficit if as determined pursuant to PRC GAAP, totaling approximately RMB6,320,933 and RMB27,751,253 as of December 31, 2019 and 2020, respectively; therefore in accordance with Rules
4-08
(e) (3) of Regulation
S-X,
the condensed parent company only financial statements as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 are disclosed in Note 28.